TRADE AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER ACCOUNTS PAYABLE
TRADE AND OTHER ACCOUNTS PAYABLE

18  – TRADE AND OTHER ACCOUNTS PAYABLE

Trade and other accounts payable are detailed as follows:

Classification	12.31.2024	12.31.2023
	ThCh$	ThCh$
Current	457,074,643	428,911,984
Non-current	2,534,836	2,392,555
Total	459,609,479	431,304,539

Item	12.31.2024	12.31.2023
	ThCh$	ThCh$
Trade accounts payable	319,605,026	296,701,188
Withholding tax	77,122,183	74,435,775
Others (1)	62,882,270	60,167,576
Total	459,609,479	431,304,539
(1)	Other current considers the account payable to former shareholders of Companhia de Bebidas Ipiranga (“CBI”). See Note 6 for further information.